Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable , Net

The accounts receivable, net, as of June 30, 2025 and 2026, consists of the following:

	As of June 30,
	2025	2026
	RMB	RMB

Sales of pop toy products	29,909	18,208
Others	28	-
Accounts receivable	29,937	18,208
Less: allowance for credit losses	(432)	(1,348)
Accounts receivable, net	29,505	16,860

Schedule of Allowance for Credit Losses

The movements in the allowance for credit losses are as follows:

	For the years ended June 30,
	2025	2026
	RMB	RMB

Balance at beginning of the year	-	(432)
Additions	(432)	(916)
Write-offs	-	-
Balance at end of the year	(432)	(1,348)